Total
Kennedy Capital ESG SMID Cap Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Kennedy Capital ESG SMID Cap Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Kennedy Capital ESG SMID Cap Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Kennedy Capital ESG SMID Cap Fund		Investor Class Shares	Institutional Class Shares
Management fees		0.75%	0.75%
Distribution (Rule 12b-1) fees		0.25%	none
Other expenses		1.74%	1.74%
Total annual fund operating expenses		2.74%	2.49%
Fees waived and/or expenses reimbursed	[1]	(1.67%)	(1.67%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.07%	0.82%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.07% and 0.82% of the average daily net assets of the Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until April 30, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Kennedy Capital ESG SMID Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	109	692	1,301	2,948
Institutional Class Shares	84	616	1,175	2,699

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small and mid capitalization companies. In particular, the Fund primarily invests in a diversified portfolio of common stock of domestic companies. The Fund may also invest in real estate investment trusts (“REITs”). The Fund’s advisor, Kennedy Capital Management, Inc. (the “Advisor”), defines small and mid capitalization companies as those with market capitalizations within the range of companies included in the Russell 2500TM Index (the “Index”) at the time of purchase. The capitalization range of companies in the Index may change with market conditions or due to changes in the composition of the Index. As of March 31, 2022, the market capitalization range of the Index was between $21 million and $43 billion. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the Advisor’s sole discretion, and the Fund’s investments are not limited to the stocks included in the Index.

The Advisor’s investment decisions for the Fund are made primarily on the basis of bottom-up, fundamental research, integrated with an analysis of a company’s environmental, social and governance (“ESG”) characteristics. ESG factors are considered on both an inclusionary and exclusionary basis. The Advisor’s investment process involves examining four key components: (i) the company’s corporate performance (including traditional fundamentals and ESG variables); (ii) systematic effects on the company’s business; (iii) the company’s competitive position; and (iv) the company’s intrinsic value. The Advisor’s environmental assessment process includes identifying companies that provide products or services that are tied to an environmental competitive advantage as compared to their peers. For example, the Fund may invest in companies offering products or services with superior energy efficiency, solutions to emissions regulations, or services related to recycling and product reuse. Social assessment includes identifying companies that promote societal benefits or address societal challenges. For example, the Fund may invest in companies that focus on lowering the cost of healthcare, combatting the opioid epidemic, or offering ethically sourced products. Governance assessment includes a focus on shareholder rights, senior management compensation, board structure and audit/accounting risk.

The Advisor may complement its internal ESG assessment of a company with relevant primary data from third parties regarding ESG considerations such as carbon emissions (reported or estimated) and carbon reserves, business involvement data for key social issues, and corporate governance. The Advisor does not rely on third party ESG rankings or a scoring mechanism in the Fund’s portfolio construction process; however, specific governance scores are a component of company assessments and stock selection. The Advisor engages in active dialogues with company management teams to further inform its investment decision-making and to foster discussion with management regarding ESG issues and opportunities.

The Fund is fossil fuel free which means it excludes companies that hold fossil fuel reserves on their balance sheets. The Fund prioritizes reduced greenhouse gas emissions (reported and estimated) in the portfolio construction process. In addition, the Fund’s ESG criteria is designed to exclude companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including tobacco, civil firearms (defined as those firearms typically available for consumer use in the United States) and controversial weapons (defined as cluster munitions and land mines). The Fund’s ESG criteria does not exclude traditional defense contractors with no exposure to controversial weapons or civil firearms.

The Fund invests in growth-oriented companies as well as those companies that the Advisor considers to be undervalued. The Advisor utilizes a company’s return on invested capital as a central component of its analysis to determine the intrinsic value of companies included in the Fund’s portfolio.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holding when in its opinion one or more of the following occurs, among other reasons: (i) the issuer’s fundamentals deteriorate; (ii) there is a significant change in the company’s performance relative to ESG criteria or the Advisor’s assessment thereof; (iii) the Advisor’s valuation analysis determines a security has realized it full valuation; (iv) the Advisor identifies more attractive investment opportunities for the Fund; or (v) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Value-oriented investment strategies risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

ESG criteria risk. While the Advisor believes that the integration of ESG analysis as part of the investment process contributes to its risk management approach, the Fund’s consideration of ESG criteria in making its investment decisions may affect the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance. In addition, because the Fund’s ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not use these criteria. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. Furthermore, ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG characteristics.

REIT risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Liquidity risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

COVID-19 related market events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholders’ ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV

The year-to-date return as of March 31, 2022 was (7.47)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	27.93%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(27.72%)	Quarter Ended 3/31/2020

Average Annual Total Returns (for periods ended December 31, 2021)
Average Annual Total Returns - Kennedy Capital ESG SMID Cap Fund		1 Year	Since Inception	Inception Date
Institutional Class Shares		25.47%	22.14%	Jun. 28, 2019
Institutional Class Shares | After Taxes on Distributions	[1]	23.31%	21.25%	Jun. 28, 2019
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	16.13%	17.29%	Jun. 28, 2019
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)		18.18%	18.14%	Jun. 28, 2019
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.